Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTSSubsequent events were evaluated through the date that these financial statements were available to be issued, and no events occurred that require additional disclosure or adjustments to the Plan's financial statements